Other financial liabilities - Disclosure of maturity analysis for non-derivative financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 2,400	€ 2,622	€ 2,856
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	586	707	690
Between 1 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	918	1,005	933
Between 3 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	480	454	534
Later than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 416	€ 456	€ 699